Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010
ASSETS
Cash and cash equivalents	$ 81,988	$ 344,624
Accounts receivable	42,785	45,140
Inventories	25,365	26,735
Prepaid expenses and other	59,698	63,961
Deferred income taxes	11,524	20,607
Total current assets	221,360	501,067
Property and Equipment:
Land	156,731	163,018
Buildings and leasehold improvements	1,383,311	1,367,646
Furniture and equipment	543,682	556,815
Construction-in-progress	6,425	11,870
Gross property and equipment	2,090,149	2,099,349
Less accumulated depreciation and amortization	(1,033,870)	(970,272)
Net property and equipment	1,056,279	1,129,077
Other Assets:
Goodwill	124,089	124,089
Deferred income taxes	30,365	44,213
Other	52,475	53,658
Total other assets	206,929	221,960
Total assets	1,484,568	1,852,104
LIABILITIES AND SHAREHOLDERS' EQUITY
Current installments of long-term debt	22,091	16,866
Accounts payable	87,549	112,824
Accrued liabilities	287,365	300,540
Income taxes payable	8,596	19,647
Total current liabilities	405,601	449,877
Long-term debt, less current installments	502,572	524,511
Other liabilities	137,485	148,968
Commitments and Contingencies (Notes 9 and 14)
Shareholders' Equity:
Common stock - 250,000,000 authorized shares; $.10 par value; 176,246,649 shares issued and 82,938,493 shares outstanding at June 29, 2011, and 176,246,649 shares issued and 101,571,588 shares outstanding at June 30, 2010	17,625	17,625
Additional paid-in capital	463,688	465,721
Retained earnings	2,013,189	1,923,561
Shareholders' equity including treasury stock	2,494,502	2,406,907
Less treasury stock, at cost (93,308,156 shares at June 29, 2011 and 74,675,061 shares at June 30, 2010)	(2,055,592)	(1,678,159)
Total shareholders' equity	438,910	728,748
Total liabilities and shareholders' equity	$ 1,484,568	$ 1,852,104